Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock Including Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	61,566,076
Balance at Dec. 31, 2019	$ 73,773	$ 342	$ (66,988)	$ 7,127
Share based payment activity	124	0	0	124
Beneficial conversion feature on paid-in-kind interest	9	0	0	9
Net income (loss)	0	0	(2,079)	(2,079)
Other comprehensive income (loss)	$ 0	(14)	0	$ (14)
Exercise of stock options (in shares)				0
Share based payment activity (in shares)	409,672
Net loss	$ 0	0	(2,079)	$ (2,079)
Balance (in shares) at Sep. 30, 2020	61,975,748
Balance at Sep. 30, 2020	$ 73,906	328	(69,067)	5,167
Balance (in shares) at Jun. 30, 2020	61,667,668
Balance at Jun. 30, 2020	$ 73,846	303	(68,617)	5,532
Share based payment activity	57	0	0	57
Beneficial conversion feature on paid-in-kind interest	3	0	0	3
Net income (loss)	0	0	(450)	(450)
Other comprehensive income (loss)	0	25	0	25
Net loss	$ 0	0	(450)	(450)
Balance (in shares) at Sep. 30, 2020	61,975,748
Balance at Sep. 30, 2020	$ 73,906	328	(69,067)	$ 5,167
Balance (in shares) at Dec. 31, 2020	61,975,748			61,975,748
Balance at Dec. 31, 2020	$ 73,953	411	(69,985)	$ 4,379
Share based payment activity	107	0	0	107
Beneficial conversion feature on paid-in-kind interest	3	0	0	3
Net income (loss)	0	0	(469)	(469)
Other comprehensive income (loss)	$ 0	(22)	0	(22)
Common stock issuance on conversion of notes payable (in shares)	5,064,137
Common stock issuance on conversion of notes payable	$ 1,620	0	0	$ 1,620
Exercise of stock options (in shares)	797,306			797,306
Exercise of stock options	$ 296			$ 296
Net loss	$ 0	0	(469)	$ (469)
Balance (in shares) at Sep. 30, 2021	67,837,191			67,837,191
Balance at Sep. 30, 2021	$ 75,979	389	(70,454)	$ 5,914
Balance (in shares) at Jun. 30, 2021	64,977,677
Balance at Jun. 30, 2021	$ 75,015	454	(70,395)	5,074
Share based payment activity	26	0	0	26
Net income (loss)	0	0	(59)	(59)
Other comprehensive income (loss)	$ 0	(65)	0	(65)
Common stock issuance on conversion of notes payable (in shares)	2,216,479
Common stock issuance on conversion of notes payable	$ 709	0	0	709
Exercise of stock options (in shares)	643,035
Exercise of stock options	$ 229			229
Net loss	$ 0	0	(59)	$ (59)
Balance (in shares) at Sep. 30, 2021	67,837,191			67,837,191
Balance at Sep. 30, 2021	$ 75,979	$ 389	$ (70,454)	$ 5,914